Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income
Foreign currency gains	€ 3,842	€ 1,689	€ 19
Insurance recoveries	483	456	1,906
Grants received from the German government	1,038	51	307
Income from other grants			42
At-equity income from dilution	1,179
Other miscellaneous income	266	78	72
Total other income	€ 6,808	€ 2,274	€ 2,346